PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 812,727	$ 825,411
Less: accumulated depreciation	(229,831)	(213,329)
Construction in progress	24,090	23,371
Property plant and equipment before impairment	606,986	635,453
Less: accumulated impairment	(137,626)
Property plant and equipment Net	469,360	635,453
Buildings
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	726,263	736,515
Office equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	17,530	18,976
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	1,313	1,488
Leasehold Improvement
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	16,890	17,701
Land
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 50,731	$ 50,731